Mar. 23, 2021
DIREXION SHARES ETF TRUST
DIREXION HYDROGEN ETF (HJEN)Supplement dated December 17, 2021 to the
Summary Prospectus dated March 25, 2021 and
the Prospectus and Statement of Additional Information (“SAI”)
dated March 23, 2021Effective immediately, the name of the underlying index of the Direxion Hydrogen ETF (the “Fund”) is updated to the Indxx Hydrogen Economy Index and all references to the Fund’s underlying index in the Fund’s Summary Prospectus, Prospectus, and SAI are updated accordingly.Additionally, the Index Strategy Risk in the Fund’s Summary Prospectus and Prospectus is replaced in its entirety with the following:Index Strategy Risk —The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund. Securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated. The Fund will generally not sell a security because its issuer is in financial trouble or its value has declined, unless that holding is removed or is anticipated to be removed from the Index.The Index relies on various sources of information to assess the securities included in the Index, including information that may be based on assumptions or estimates, and there is no guarantee that the methodology utilized by the Index Provider will result in the Index achieving positive returns. There is no assurance that the Index Provider’s calculation methodology or sources of information will provide an accurate assessment of the Index’s securities and may result in the Index selecting companies that do not provide products or services that have exposure to the hydrogen industry, including due to market movements or other changes that may occur between rebalance dates. The Index may underperform other asset classes or similar indices. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.The Fund's performance may deviate from the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements).